Performance Management	Mar. 21, 2025
Mid-Cap Growth Portfolio - Class D, Class I and Class P shares | Mid-Cap Growth Portfolio
Prospectus [Line Items]
Performance Narrative [Text Block]	Federated MDTA LLC began managing the Fund on May 1, 2025.
Emerging Markets Portfolio - Class D, Class I and Class P shares | Emerging Markets Portfolio
Prospectus [Line Items]
Performance Narrative [Text Block]	Goldman Sachs Asset Management, L.P. began managing the Fund on May 1, 2025. Other firms managed the Fund before that date.